UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22067

AGIC Global Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY			10019
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	August 31, 2012

Date of reporting period:	February 29, 2012

ITEM 1: REPORT TO SHAREHOLDERS

February 29, 2012

AGIC Global Equity & Convertible Income Fund

Contents

Letter to Shareholders	2–3

Fund Insights/Performance & Statistics	4-8

Schedule of Investments	9-21

Statement of Assets and Liabilities	22

Statement of Operations	23

Statement of Changes in Net Assets	24

Notes to Financial Statements	25–32

Financial Highlights	33

Annual Shareholder Meeting Results/Changes to Board of Trustees/Proxy Voting Policies & Procedures	34

A Note Regarding Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements	35

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report 1

Dear Shareholder:

Economic and geopolitical worries continued to weigh on global markets during the six-month fiscal reporting period ended February 29, 2012. Conditions were such that market volatility at times was extraordinary. Despite these challenging circumstances, financial markets advanced in many countries, notably the United States.

Six Months in Review Through February 29, 2012

For the six-month fiscal period ended February 29, 2012, AGIC Global Equity & Convertible Income Fund (the “Fund”) rose 7.31% on net asset value (“NAV”) and 3.15% on market price.

In contrast, the MSCI All Country World Index, an unmanaged global index generally reflective of developed equity markets, rose 7.87% in U.S. dollar terms. The BofA Merrill Lynch All Convertibles Index, an unmanaged index generally representative of the convertible securities market, gained 7.66%. The Standard & Poor’s 500 Index, an unmanaged index that is generally representative of the U.S. stock market, rose 13.31% and the Barclays Capital U.S. Credit Index, an unmanaged index considered representative of publicly issued, Securities and Exchange Commission (“SEC”) registered U.S. corporate and specific foreign debentures and secured notes, rose 4.85% during the six-month period.

Hans W. Kertess Chairman

Brian S. Shlissel President & CEO

In the United States, which represented approximately 50% of the Fund’s investments, the economy made demonstrable progress during the six-month reporting period. As the reporting period began, U.S. gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, was growing at an annualized rate of 1.8%. GDP rose to 3.0% between October and December 2011. The final two months of the fiscal reporting period signified strength as well, with the latest “Beige Book” report from the Federal Reserve (the “Fed”) indicating economic expansion in all but one of twelve banking districts across the country. The central bank described auto manufacturing as “vibrant,” and mentioned that consumer spending was growing more “robust.” Helping to boost consumer confidence was a reduction in the unemployment rate, which declined from 9.1% to 8.3% during the six-month period. The improving jobs picture was reflected in Labor Department data, which indicated that 3.9 million non-farm payroll jobs were added to the U.S. economy during the past two years.

2  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

Despite the brightening economic picture, the Fed maintained caution, representing it would keep short-term interest rates in the 0.0% to 0.25% range through late 2014. Ben Bernanke, Fed chairman, told Congress additional stimulus measures “as appropriate to promote a stronger economic recovery in the context of price stability” have not been ruled out. Interest rates have been maintained at historically low levels since December 2008.

Positioned To Face Today’s Challenges

The U.S. economic recovery, while encouraging, remains uncertain. Housing prices are at their lowest levels in nearly a decade. Unemployment, despite being on the decline, remains at elevated levels. Energy prices are rising, and taxes, at least on the federal level, are likely to increase in the next year as a series of tax breaks expire. Overseas, Europe is close to, if not in a recession, China’s economy is cooling and the threat of war with Iran appears to be growing. There is no shortage of threats to the U.S. economy and financial markets. Both have endured much in recent years but have demonstrated a remarkable resilience.

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/ edelivery.

For specific information on the Fund and its performance, please refer to the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Allianz Global Investors Capital LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report 3

AGIC Global Equity & Convertible Income Fund Fund Insights

February 29, 2012 (unaudited)

Performance Overview

For the semi-annual period ended February 29, 2012, AGIC Global Equity & Convertible Income Fund returned 7.31% on net asset value and 3.15% on market price.

Market Environment

Equity and convertible markets trended higher in the latter half of the period after several months of volatility. Corporate profits, political headlines and related macroeconomic data all influenced the markets. Much of the data during the period was positive. Earnings for a majority of companies exceeded expectations and the outlook remains positive. In Europe, sovereign debt worries made daily headlines, but the Federal Reserve and other major central banks agreed to implement supportive measures to ease the crisis. In the U.S., economic figures were better than expected, consumer spending trended positively, manufacturing improved, employment increased and even housing showed some signs of life.

Besides a positive equity market, an increase in bond floor valuations had a positive impact on the convertibles market. Corporate bond spreads tightened as prices rose. Bond prices rose to more accurately reflect the lack of balance sheet risk for the average issuer in the market.

Sector-level performance was mostly positive for the period. Among U.S. equities and convertibles, economically sensitive issuers, such as consumer discretionary, industrials and technology, outperformed for the reporting period on better-than-expected U.S economic reports and corporate profits. That being said, global economic outlook concerns in conjunction with higher input costs weighed on the materials sector. Additionally, counter-cyclical sectors, such as consumer staples, utilities and telecommunications, generally recorded gains but underperformed the overall market.

During the semi-annual period, international equities advanced on renewed investor sentiment, particularly in October and in early 2012. Europe was in the spotlight as politicians seemed to have a plan to fix the Greek debt crisis,

4  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

but optimism slowly faded as 2011 came to an end and concerns of financial contagion spread. Ratings agencies stirred macro fears, downgrading Portugal, Belgium and Hungary. In recent months, Germany, France, and several of the continent’s largest banks were placed on negative credit watch. Equity correlations remained elevated as investors continued to focus on the sovereign situation in Europe, whereby sentiment, both positive and negative, cascaded across equities worldwide. Japan continues with post-quake reconstruction, rallying in recent months due to cheap valuations and policymakers launching new steps to halt deflation. Despite the cautionary market undertones, investors were focused on the prospects of an increase in global growth and the belief that corporate earnings would continue to trend higher.

The Chicago Board Options Exchange Volatility Index (“VIX”) started the period just shy of 32, and then spiked above 45 a month later on European sovereign debt fears. That spike marked the peak for the reporting period. The VIX proceeded to steadily decline during the remaining five months of the reporting period.

Portfolio specifics

The Fund’s U.S. equity positions in technology, industrials and financials were the strongest contributors to performance during the reporting period. Technology companies were higher on M&A activities and continued positive end market demand for their respective products. Industrial issuers outperformed as profits met or exceeded expectations. In general, financials reacted positively to improving economic conditions in the U.S. and a reduction in European contagion fears. With respect to convertibles, telecommunications, transportation and industrials issuers were among the top performing positions. Industrials were higher due to aforementioned reasons, while the transportation sector gained on improving corporate profitability at trucking and airline companies. Materials, utilities and energy issues were the weakest performing sectors among U.S. equity and convertible allocations. Energy issuers were pressured by lower natural gas prices and materials companies were

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report 5

AGIC Global Equity & Convertible Income Fund Fund Insights

February 29, 2012 (unaudited) (continued)

affected by relatively weaker commodity prices. A decline in the defense oriented utilities sector was a function of overall counter-cyclical underperformance.

Within the international sleeve, individual stock selection in financials enhanced performance due to a focus on higher quality securities given the looming European crisis. A relative overweighting in energy added to results as the sector was the best performer within the benchmark during the period on rising prices and consumer demand. The materials sector underperformed, due primarily to individual stock selection in chemical companies. Telecommunication services also detracted from results as investors rotated out of defensive stocks, instead preferring more economically sensitive sectors. From a country perspective, stock selection in the United Kingdom, Switzerland and Sweden proved positive as securities in those countries were less impacted by macroeconomic concerns and instead were driven by individual stock attributes. Allocations to Germany, France and Spain detracted from performance as bottom-up stockpicking lagged due in part to high stock correlations which resulted in an inability for differentiation among higher quality and lower quality companies.

Outlook

The portfolio management team’s outlook for U.S. equities and convertibles is unchanged and constructive. The positive asymmetric risk/reward convertible bonds currently offer is very favorable, especially during periods of high volatility.

Leverage ratios and interest coverage ratios are near or better than levels seen in the past twenty years, and cash levels remain high. Default rates are low and will likely stay low for an extended period. Given these dynamics, we believe convertible bond floors should hold, diminishing the downside participation rate.

6  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

While credit spread volatility should continue to impact convertible performance, we believe equity market volatility will likely also be a driver of future convertible returns. In 2012, companies are expected to use the high cash levels on their balance sheets and future free cash flow to boost shareholder value. Share buybacks, increased dividends and merger and acquisition activity are possible uses of excess cash. These factors can benefit both equity and convertible investors.

For international equity markets, macro events will likely continue to have a significant influence in 2012. These include the ongoing Sovereign crisis in Europe, a presidential election in the U.S., and impact of a slowing Chinese economy. Global leading economic indicators should continue to improve in the U.S., while policy makers in Europe are assessing the impact of liquidity facilities to support their economies. After the recent de-rating, we believe international equity valuations are attractive, although there is a risk of earnings downgrades for the market as a whole. In this time of economic uncertainty, we are focusing on quality companies with sustainable earnings power and higher return to shareholders. Our focus on these companies that are benefiting from positive, sustainable change should continue to drive performance over the economic cycle.

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report 7

AGIC Global Equity & Convertible Income Fund

Performance & Statistics

February 29, 2012 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	3.15%	7.31%
1 Year	-8.46%	-2.76%
3 Year	28.38%	23.20%
Commencement of Operations (9/28/07) to 2/29/12	-2.53%	0.05%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (9/28/07) to 2/29/12	Market Price	$14.57
Market Price	NAV	$16.00
NAV	Discount to NAV	(8.94)%
	Market Price Yield(2)	8.24%
	Country Allocation (as a % of common/preferred stock)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly dividend per share (comprised of net investment income and net short-term capital gains from option premium and the sale of portfolio securities, if any) by the market price per share at February 29, 2012.

8  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

AGIC Global Equity & Convertible Income Fund Schedule of Investments

February 29, 2012 (unaudited)

Shares		Value
COMMON STOCK – 80.4%

Australia – 2.2%
	Airlines – 0.3%
152,554	Qantas Airways Ltd. (a)	$281,954
	Biotechnology – 0.5%
17,462	CSL Ltd. (b)	612,940
	Construction & Engineering – 0.3%
14,173	Leighton Holdings Ltd.	385,714
	Diversified Financial Services – 0.6%
139,994	Challenger Ltd.	617,277
	Metals & Mining – 0.5%
13,924	BHP Billiton Ltd.	539,074
58,602	OneSteel Ltd.	66,209
		605,283
Austria – 0.1%
	Building Products – 0.0%
3,027	Wienerberger AG	37,326
	Metals & Mining – 0.1%
2,316	Voestalpine AG	81,966
Belgium – 0.2%
	Chemicals – 0.2%
5,374	Tessenderlo Chemie NV	175,851
Brazil – 0.7%
	Metals & Mining – 0.7%
32,439	Vale S.A., Class B, ADR	815,516
Canada – 0.1%
	Communications Equipment – 0.1%
9,100	Research In Motion Ltd. (a)	128,947
China – 0.2%
	Electronic Equipment, Instruments – 0.1%
30,500	Kingboard Chemical Holdings Ltd.	112,342
	Independent Power Producers – 0.1%
38,000	China Resources Power Holdings Co., Ltd.	74,617
Denmark – 0.2%
	Construction & Engineering – 0.2%
2,000	FLSmidth & Co. AS	158,539
Finland – 0.2%
	Communications Equipment – 0.0%
7,353	Nokia Oyj	38,643
	Food & Staples Retailing – 0.2%
4,984	Kesko Oyj, Class B	167,428
France – 2.0%
	Airlines – 0.0%
4,355	Air France – KLM (a)	25,599

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report 9

AGIC Global Equity & Convertible Income Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Shares		Value
	Automobiles – 0.3%
9,874	Peugeot S.A.	$197,353
1,838	Renault S.A.	96,992
		294,345
	Commercial Banks – 0.3%
4,922	BNP Paribas S.A.	239,537
12,598	Credit Agricole S.A.	80,459
		319,996
	Diversified Telecommunication – 0.6%
47,233	France Telecom S.A. (b)	720,182
	Electrical Equipment – 0.2%
4,912	Alstom S.A.	211,136
	Household Durables – 0.1%
2,043	SEB S.A.	170,545
	Metals & Mining – 0.1%
3,088	ArcelorMittal	65,085
	Oil, Gas & Consumable Fuels – 0.4%
8,490	Total S.A.	474,935
Germany – 2.0%
	Airlines – 0.3%
23,665	Deutsche Lufthansa AG	328,650
	Automobiles – 0.9%
17,212	Daimler AG (b)	1,040,322
	Chemicals – 0.4%
7,688	K+S AG	383,902
	Industrial Conglomerates – 0.1%
1,496	Siemens AG	149,100
	Metals & Mining – 0.1%
1,548	Salzgitter AG	94,486
	Multi-Utilities – 0.0%
568	RWE AG	25,855
	Semiconductors & Semiconductor Equipment – 0.2%
2,911	Aixtron AG	47,788
15,947	Infineon Technologies AG (a)	161,001
		208,789
Greece – 0.0%
	Commercial Banks – 0.0%
4,039	National Bank of Greece S.A. (a)	12,451
Hong Kong – 2.0%
	Airlines – 0.3%
197,000	Cathay Pacific Airways Ltd.	389,842
	Diversified Financial Services – 0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	148,036
	Electric Utilities – 0.3%
59,000	Cheung Kong Infrastructure Holdings Ltd.	345,093

10  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

AGIC Global Equity & Convertible Income Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Shares		Value
	Industrial Conglomerates – 0.2%
3,600	Jardine Matheson Holdings Ltd.	$183,231
	Marine – 0.1%
10,500	Orient Overseas International Ltd.	71,805
	Paper & Forest Products – 0.1%
112,000	Lee & Man Paper Manufacturing Ltd.	58,859
	Real Estate Management & Development – 0.7%
41,000	Hang Lung Group Ltd.	276,099
118,000	New World Development Co., Ltd.	162,645
28,000	Swire Pacific Ltd., Class A	317,201
19,600	Swire Properties Ltd. (a)	48,215
		804,160
	Semiconductors & Semiconductor Equipment – 0.2%
16,500	ASM Pacific Technology Ltd.	232,160
	Specialty Retail – 0.0%
19,981	Esprit Holdings Ltd.	44,731
Ireland – 0.0%
	Banks – 0.0%
20,740	Irish Bank Resolution Corp., Ltd. (a) (c)	276
	Diversified Financial Servces – 0.0%
9,738	Irish Life & Permanent Group Holdings PLC (a)	550
Israel – 0.1%
	Pharmaceuticals – 0.1%
3,501	Teva Pharmaceutical Industries Ltd., ADR	156,880
Italy – 0.5%
	Electric Utilities – 0.2%
54,358	Enel SpA	218,058
	Household Durables – 0.0%
14,735	Indesit Co. SpA	79,834
	Oil, Gas & Consumable Fuels – 0.3%
13,395	ENI SpA	308,076
Japan – 5.3%
	Auto Components – 0.1%
5,800	Tokai Rika Co., Ltd.	102,299
	Commercial Banks – 0.3%
169,000	Hokuhoku Financial Group, Inc.	327,178
	Computers & Peripherals – 0.0%
13,000	Toshiba Corp.	57,268
	Consumer Finance – 0.2%
490	ORIX Corp.	47,224
13,600	Promise Co., Ltd. (a)	164,283
		211,507
	Diversified Telecommunication – 0.1%
2,100	Nippon Telegraph & Telephone Corp.	98,852

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report 11

AGIC Global Equity & Convertible Income Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Shares		Value
	Electronic Equipment, Instruments – 0.3%
3,500	FUJIFILM Holdings Corp.	$89,264
5,500	Mitsumi Electric Co., Ltd.	52,943
23,000	Nippon Chemi-Con Corp.	96,221
14,000	Star Micronics Co., Ltd.	139,899
		378,327
	Health Care Equipment & Supplies – 0.1%
7,000	Olympus Corp.	116,518
	Household Durables – 0.3%
13,300	Sony Corp.	287,065
	Leisure Equipment & Products – 0.5%
5,000	Nikon Corp.	136,195
7,900	Sankyo Co., Ltd.	380,412
		516,607
	Machinery – 0.2%
5,000	Glory Ltd.	106,107
4,700	Shima Seiki Manufacturing Ltd.	89,150
		195,257
	Marine – 0.4%
71,000	Mitsui OSK Lines Ltd.	324,532
32,000	Nippon Yusen KK	95,899
		420,431
	Metals & Mining – 0.3%
4,300	JFE Holdings, Inc.	93,010
43,000	Nippon Steel Corp.	124,552
56,000	Sumitomo Metal Industries Ltd.	117,282
		334,844
	Pharmaceuticals – 0.1%
6,000	Chugai Pharmaceutical Co., Ltd.	98,320
3,300	Daiichi Sankyo Co., Ltd.	60,674
		158,994
	Road & Rail – 0.1%
1,700	East Japan Railway Co.	108,819
	Software – 0.0%
300	Nintendo Co., Ltd.	44,842
	Specialty Retail – 0.0%
3,000	Aoyama Trading Co., Ltd.	55,956
	Tobacco – 0.1%
16	Japan Tobacco, Inc.	85,000
	Trading Companies & Distribution – 1.9%
54,000	ITOCHU Corp.	614,629
70,000	Marubeni Corp.	500,519
26,000	Mitsui & Co., Ltd.	448,147
36,900	Sumitomo Corp.	547,694
		2,110,989
	Wireless Telecommunication Services – 0.3%
50	KDDI Corp.	317,436

12  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

AGIC Global Equity & Convertible Income Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Shares		Value
Luxembourg – 0.0%
	Metals & Mining – 0.0%
154	APERAM	$3,171
Netherlands – 0.1%
	Diversified Financial Services – 0.1%
14,541	ING Groep NV (a)	128,145
New Zealand – 0.1%
	Construction Materials – 0.1%
27,259	Fletcher Building Ltd.	148,249
Norway – 0.6%
	Chemicals – 0.5%
10,500	Yara International ASA	514,720
	Energy Equipment & Services – 0.1%
3,400	TGS Nopec Geophysical Co. ASA	98,153
Singapore – 1.1%
	Airlines – 0.3%
40,000	Singapore Airlines Ltd.	351,398
	Commercial Banks – 0.2%
36,000	Oversea-Chinese Banking Corp., Ltd.	257,601
	Distributors – 0.3%
9,000	Jardine Cycle & Carriage Ltd.	343,192
	Electronic Equipment, Instruments – 0.2%
26,000	Venture Corp., Ltd.	174,825
	Real Estate Management & Development – 0.1%
71,000	Wing Tai Holdings Ltd.	72,295
	Transportation Infrastructure – 0.0%
29,200	SATS Ltd.	56,658
Spain – 0.9%
	Construction & Engineering – 0.2%
9,221	ACS Actividades de Construccion y Servicios S.A.	273,450
2,822	Sacyr Vallehermoso S.A.	11,217
		284,667
	Diversified Telecommunication – 0.7%
45,274	Telefonica S.A.	770,521
Sweden – 1.4%
	Commercial Banks – 0.3%
19,000	Nordea Bank AB	183,108
4,200	Swedbank AB, Class A	71,940
		255,048
	Household Durables – 0.1%
5,400	Electrolux AB, Class B	118,811
	Machinery – 0.6%
20,200	Sandvik AB	308,702
16,000	Trelleborg AB, Class B	171,636
14,200	Volvo AB, Class B	207,286
		687,624

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  13

AGIC Global Equity & Convertible Income Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Shares		Value
	Specialty Retail – 0.4%
13,200	Hennes & Mauritz AB, Class B	$475,184
Switzerland – 1.6%
	Biotechnology – 0.2%
5,878	Actelion Ltd. (a)	221,688
	Capital Markets – 0.1%
2,773	Credit Suisse Group AG (a)	74,425
	Energy Equipment & Services – 0.3%
20,647	Weatherford International Ltd. (a)	329,939
	Insurance – 0.8%
3,450	Zurich Financial Services AG (a) (b)	869,563
	Textiles, Apparel & Luxury Goods – 0.2%
656	Swatch Group AG	297,166
United Kingdom – 8.5%
	Aerospace & Defense – 0.1%
11,929	BAE Systems PLC	59,267
	Capital Markets – 0.1%
17,856	3i Group PLC	53,800
	Commercial Banks – 0.4%
50,729	Barclays PLC	196,438
18,343	Lloyds TSB Group PLC (a)	10,211
51,937	Royal Bank of Scotland Group PLC (a)	23,065
9,470	Standard Chartered PLC	243,622
		473,336
	Commercial Services & Supplies – 0.4%
13,154	Aggreko PLC	462,095
	Food & Staples Retailing – 0.4%
92,742	WM Morrison Supermarkets PLC (b)	427,620
	Industrial Conglomerates – 0.1%
4,961	Cookson Group PLC	53,201
4,730	Smiths Group PLC	81,625
		134,826
	Insurance – 0.7%
253,484	Old Mutual PLC	640,474
45,432	Standard Life PLC	167,856
		808,330
	Metals & Mining – 1.6%
6,416	Anglo American PLC	270,464
36,554	BHP Billiton PLC (b)	1,182,256
5,372	Rio Tinto PLC	304,750
4,527	Xstrata PLC	86,416
		1,843,886
	Multi-Line Retail – 1.0%
26,858	Marks & Spencer Group PLC	154,854
21,928	Next PLC	967,378
		1,122,232

14  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

AGIC Global Equity & Convertible Income Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Shares		Value
	Oil, Gas & Consumable Fuels – 2.4%
16,993	BG Group PLC	$410,098
	Royal Dutch Shell PLC,
16,201	Class A	589,497
45,399	Class B (b)	1,682,807
		2,682,402
	Professional Services – 0.1%
14,108	Michael Page International PLC	101,461
	Specialty Retail – 0.1%
16,621	Game Group PLC	1,298
72,326	Howden Joinery Group PLC (a)	133,417
		134,715
	Tobacco – 0.7%
14,650	British American Tobacco PLC (b)	738,953
	Wireless Telecommunication Services – 0.4%
165,068	Vodafone Group PLC	444,680
United States – 50.3%
	Aerospace & Defense – 1.8%
10,300	L-3 Communications Holdings, Inc.	723,575
45,800	Textron, Inc. (b)	1,259,958
		1,983,533
	Auto Components – 0.9%
31,200	Johnson Controls, Inc.	1,018,056
	Automobiles – 1.0%
82,000	Ford Motor Co.	1,015,160
6,114	General Motors Co. (a)	159,086
		1,174,246
	Beverages – 1.9%
14,100	Coca-Cola Co.	985,026
15,600	Molson Coors Brewing Co., Class B	685,464
7,600	PepsiCo, Inc.	478,344
		2,148,834
	Biotechnology – 0.9%
22,800	Gilead Sciences, Inc. (a)	1,037,400
	Communications Equipment – 3.2%
5,266	Aviat Networks, Inc. (a)	13,850
70,748	Cisco Systems, Inc.	1,406,470
5,984	EchoStar Corp., Class A (a)	179,340
21,200	Harris Corp.	924,956
17,000	Qualcomm, Inc. (b)	1,057,060
		3,581,676
	Computers & Peripherals – 2.7%
3,000	Apple, Inc. (a) (b)	1,627,320
51,700	EMC Corp. (a) (b)	1,431,573
		3,058,893
	Diversified Financial Services – 0.9%
24,837	JP Morgan Chase & Co.	974,604

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  15

AGIC Global Equity & Convertible Income Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Shares		Value
	Diversified Telecommunication Services – 1.0%
6,769	Frontier Communications Corp.	$31,070
28,200	Verizon Communications, Inc.	1,074,702
		1,105,772
	Electric Utilities – 0.8%
13,855	Entergy Corp.	923,159
	Electronic Equipment, Instruments & Components – 0.7%
14,000	Amphenol Corp., Class A	783,440
	Energy Equipment & Services – 3.1%
9,700	Diamond Offshore Drilling, Inc.	664,159
15,500	National Oilwell Varco, Inc. (b)	1,279,215
20,100	Schlumberger Ltd.	1,559,961
		3,503,335
	Food Products – 1.0%
34,884	Archer-Daniels-Midland Co.	1,088,381
	Health Care Equipment & Supplies – 1.9%
15,600	Baxter International, Inc.	906,828
2,300	Intuitive Surgical, Inc. (a) (b)	1,176,726
		2,083,554
	Health Care Providers & Services – 2.0%
23,000	CIGNA Corp.	1,014,530
15,000	McKesson Corp. (b)	1,252,650
		2,267,180
	Hotels, Restaurants & Leisure – 1.0%
11,900	McDonald’s Corp. (b)	1,181,432
	Household Products – 1.0%
16,500	Procter & Gamble Co.	1,114,080
	Independent Power Producers & Energy Traders – 1.0%
12,500	Constellation Energy Group, Inc.	453,250
38,461	NRG Energy, Inc. (a)	657,683
		1,110,933
	Industrial Conglomerates – 1.1%
62,026	General Electric Co.	1,181,595
	Insurance – 2.5%
2,679	American International Group, Inc. (a)	78,280
46,000	Genworth Financial, Inc., Class A (a)	418,140
11,760	MetLife, Inc.	453,348
17,000	Prudential Financial, Inc.	1,039,720
37,371	XL Group PLC, Class A	777,317
		2,766,805
	Internet Software & Services – 1.0%
1,900	Google, Inc., Class A (a)	1,174,675
	IT Services – 1.2%
6,700	International Business Machines Corp. (b)	1,318,091

16  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

AGIC Global Equity & Convertible Income Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Shares		Value
	Machinery – 3.1%
18,700	AGCO Corp. (a)	$965,481
2,221	Colfax Corp. (a)	75,559
14,200	Deere & Co.	1,177,606
14,900	Joy Global, Inc.	1,295,704
		3,514,350
	Media – 0.8%
29,919	DISH Network Corp., Class A	872,737
	Metals & Mining – 0.9%
23,400	Freeport-McMoRan Copper & Gold, Inc.	995,904
	Multi-Line Retail – 1.4%
28,630	Target Corp.	1,623,035
	Multi-Utilities – 1.0%
28,169	PG&E Corp.	1,174,084
	Oil, Gas & Consumable Fuels – 1.5%
5,500	Occidental Petroleum Corp.	574,035
19,400	Peabody Energy Corp.	676,672
18,800	Valero Energy Corp.	460,412
		1,711,119
	Pharmaceuticals – 4.4%
16,000	Abbott Laboratories	905,760
36,200	Bristol-Myers Squibb Co.	1,164,554
18,224	Johnson & Johnson	1,186,018
43,391	Merck & Co., Inc.	1,656,234
		4,912,566
	Semiconductors & Semiconductor Equipment – 2.2%
48,000	Intel Corp. (b)	1,290,240
33,900	Texas Instruments, Inc.	1,130,565
		2,420,805
	Software – 2.4%
44,500	Microsoft Corp. (b)	1,412,430
36,900	Oracle Corp.	1,080,063
10,199	Symantec Corp. (a)	181,950
		2,674,443
Total Common Stock (cost-$132,260,099)		90,288,864

CONVERTIBLE PREFERRED STOCK – 10.1%

Airlines – 0.3%
11,485	Continental Airlines Finance Trust II, 6.00%, 11/15/30	384,030
Auto Components – 0.5%
10,700	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	499,476
Automobiles – 0.4%
60,000	Escrow GM Corp., 7/15/33 (a) (c)	–
9,800	General Motors Co., 4.75%, 12/1/13, Ser. B	418,362
		418,362
Capital Markets – 0.9%
4,600	AMG Capital Trust I, 5.10%, 4/15/36	231,108

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  17

AGIC Global Equity & Convertible Income Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Shares		Value
	Lehman Brothers Holdings, Inc., (c) (d) (e),
42,200	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	$244,760
9,300	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	207,390
6,250	The Goldman Sachs Group, Inc., 6.00%, 3/2/12 (Wellpoint, Inc.) (c) (d)	372,969
		1,056,227
Commercial Banks – 0.5%
1,700	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (f)	244,402
250	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	274,750
		519,152
Commercial Services & Supplies – 0.3%
7,036	United Rentals, Inc., 6.50%, 8/1/28	378,185
Diversified Financial Services – 1.3%
600	Bank of America Corp., 7.25%, 1/30/13, Ser. L (f)	565,560
4,200	Citigroup, Inc., 7.50%, 12/15/12	416,010
9,165	Credit Suisse Securities USA LLC, 7.00%, 8/9/12 (Baxter International, Inc.) (d)	494,314
		1,475,884
Electric Utilities – 0.4%
5,000	NextEra Energy, Inc., 8.375%, 6/1/12	250,850
3,875	PPL Corp., 9.50%, 7/1/13	212,931
		463,781
Food Products – 0.9%
10,000	Bunge Ltd., 4.875%, 12/31/49 (f)	1,019,200
Household Durables – 0.9%
7,400	Newell Financial Trust I, 5.25%, 12/1/27	342,250
4,900	Stanley Black & Decker, Inc., 4.75%, 11/17/15	613,921
		956,171
Insurance – 0.8%
5,200	Assured Guaranty Ltd., 8.50%, 6/1/12	351,182
7,100	MetLife, Inc., 5.00%, 9/11/13	513,969
		865,151
Multi-Utilities – 0.5%
11,000	AES Trust III, 6.75%, 10/15/29	545,490
Oil, Gas & Consumable Fuels – 1.1%
8,300	Apache Corp., 6.00%, 8/1/13	503,727
4,700	ATP Oil & Gas Corp., 8.00%, 10/1/14 (f) (g) (h)	203,863
6,700	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	576,200
		1,283,790
Professional Services – 0.5%
10,400	Nielsen Holdings NV, 6.25%, 2/1/13	597,324
Real Estate Investment Trust (“REIT”) – 0.3%
10,700	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	277,986
Road & Rail – 0.5%
47,690	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (g)	562,089
Total Convertible Preferred Stock (cost-$15,641,557)		11,302,298

18  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

AGIC Global Equity & Convertible Income Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
CONVERTIBLE BONDS & NOTES – 8.5%

Auto Components – 0.6%
$275	BorgWarner, Inc., 3.50%, 4/15/12	$699,531
Capital Markets – 0.6%
500	Ares Capital Corp., 5.75%, 2/1/16 (g) (h)	532,500
160	BGC Partners, Inc., 4.50%, 7/15/16 (g) (h)	155,800
		688,300
Diversified Telecommunication Services – 0.2%
160	Level 3 Communications, Inc., 15.00%, 1/15/13	194,200
Electrical Equipment – 0.9%
495	EnerSys, 3.375%, 6/1/38 (i)	569,250
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	431,875
		1,001,125
Health Care Equipment & Supplies – 0.1%
130	Alere, Inc., 3.00%, 5/15/16	128,863
Hotels, Restaurants & Leisure – 0.4%
450	MGM Resorts International, 4.25%, 4/15/15	483,750
Internet Software & Services – 0.4%
275	VeriSign, Inc., 3.25%, 8/15/37	343,750
150	WebMD Health Corp., 2.50%, 1/31/18	135,750
		479,500
IT Services – 0.5%
345	Alliance Data Systems Corp., 1.75%, 8/1/13	542,081
Machinery – 0.5%
515	Greenbrier Cos., Inc., 3.50%, 4/1/18 (g) (h)	533,669
Marine – 0.4%
550	DryShips, Inc., 5.00%, 12/1/14	468,187
Media – 1.3%
475	Interpublic Group of Cos., Inc., 4.25%, 3/15/23	479,156
	Liberty Media LLC,
310	3.125%, 3/30/23	372,775
1,000	3.50%, 1/15/31	612,500
		1,464,431
Metals & Mining – 0.2%
200	Steel Dynamics, Inc., 5.125%, 6/15/14	228,500
Oil, Gas & Consumable Fuels – 0.4%
250	Western Refining, Inc., 5.75%, 6/15/14	459,688
Pharmaceuticals – 0.7%
200	Valeant Pharmaceuticals International, Inc., 5.375%, 8/1/14 (g) (h)	744,500
Real Estate Investment Trust (“REIT”) – 0.7%
250	Boston Properties LP, 3.75%, 5/15/36	282,500
400	Health Care REIT, Inc., 4.75%, 12/1/26	465,500
		748,000
Semiconductors & Semiconductor Equipment – 0.3%
300	SunPower Corp., 4.75%, 4/15/14	283,500

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  19

AGIC Global Equity & Convertible Income Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Principal Amount (000s)		Value

Thrifts & Mortgage Finance – 0.3%
	MGIC Investment Corp.,
$200	5.00%, 5/1/17	$151,500
395	9.00%, 4/1/63 (g) (h)	233,050
		384,550
Total Convertible Bonds & Notes (cost-$10,035,548)		9,532,375

Shares

PREFERRED STOCK – 0.2%

Germany – 0.2%
	Automobiles – 0.2%
3,950	Porsche Automobile Holding SE (cost-$899,346)	256,292

Units

WARRANTS (a) – 0.1%

Automobiles – 0.1%
	General Motors Co.,
5,558	expires 7/10/16	94,319
5,558	expires 7/10/19	63,806
		158,125
Electronic Equipment, Instruments – 0.0%
3,050	Kingboard Chemical Holdings Ltd., expires 10/31/12	136
Total Warrants (cost-$775,993)		158,261

Principal Amount (000s)

SHORT-TERM INVESTMENT – 0.6%

Time Deposit – 0.6%
$705	JP Morgan Chase & Co.- London, 0.03%, 3/1/12 (cost-$704,826)	704,826
Total Investments, before call options written (cost-$160,317,369) – 99.9%		112,242,916

20  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

AGIC Global Equity & Convertible Income Fund Schedule of Investments

February 29, 2012 (unaudited) (continued)

Contracts	Value
CALL OPTIONS WRITTEN (a) – (0.0)%

Apple, Inc.,
20	strike price $550, expires 3/17/12	$(22,200)
Intel Corp.,
335	strike price $28, expires 3/17/12	(2,513)
International Business Machines Corp.,
45	strike price $200, expires 3/17/12	(5,310)
Intuitive Surgical, Inc.,
15	strike price $530, expires 3/17/12	(4,387)
McDonald’s Corp.,
80	strike price $105, expires 3/17/12	(600)
Microsoft Corp.,
60	strike price $33, expires 3/17/12	(660)
National Oilwell Varco, Inc.,
105	strike price $85, expires 3/17/12	(9,660)
105	strike price $90, expires 3/17/12	(1,260)
Qualcomm, Inc.,
120	strike price $65, expires 3/17/12	(2,040)
Textron, Inc.,
180	strike price $29, expires 3/17/12	(4,230)
Total Call Options Written (premiums received-$68,040)	(52,860)
Total Investments, net of call options written (cost-$160,249,329) (j) – 99.9%	112,190,056
Other assets less other liabilities – 0.1%	147,500
Net Assets – 100.0%	$112,337,556

Notes to Schedule of Investments:
(a)	Non-income producing.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for call options written.
(c)	Fair-Valued–Securities with an aggregate value of $825,395, representing 0.7% of net assets. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.
(d)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(e)	In default.
(f)	Perpetual maturity. Maturity date shown is the next call date.
(g)

144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,403,382, representing 2.1% of net assets.
(i)	Step Bond–Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(j)

Securities with an aggregrate value of $32,047,592, representing 28.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

Glossary:
ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

AGIC Global Equity & Convertible Income Fund
See accompanying Notes to Financial Statements. | 2.29.12 | Semi-Annual Report	21

AGIC Global Equity & Convertible Income Fund
Statement of Assets and Liabilities

February 29, 2012 (unaudited)

Assets:

Investments, at value (cost-$160,317,369)	$112,242,916
Foreign currency (cost-$227)	234
Receivable for investments sold	1,586,911
Dividends and interest receivable (net of foreign withholding taxes)	336,032
Prepaid expenses	22,083
Total Assets	114,188,176

Liabilities:

Payable for investments purchased	1,587,061
Investment management fees payable	88,224
Call options written, at value (premiums received-$68,040)	52,860
Accrued expenses	122,475
Total Liabilities	1,850,620
Net Assets	$112,337,556

Composition of Net Assets:

Common Shares:

Par value ($0.00001 per share, applicable to 7,019,923 shares issued and outstanding)	$70
Paid-in-capital in excess of par	161,973,422
Dividends in excess of net investment income	(2,149,000)
Accumulated net realized gain	572,493
Net unrealized depreciation of investments, call options written and foreign currency transactions	(48,059,429)
Net Assets	$112,337,556
Net Asset Value Per Share	$16.00

AGIC Global Equity & Convertible Income Fund

22	Semi-Annual Report	| 2.29.12 | See accompanying Notes to Financial Statements.

AGIC Global Equity & Convertible Income Fund
Statement of Operations

Six Months ended February 29, 2012 (unaudited)

Investment Income:

Dividends (net of foreign withholding taxes of $30,604)	$1,395,095
Interest	214,984
Total Investment Income	1,610,079

Expenses:

Investment management fees	520,435
Custodian and accounting agent fees	63,230
Audit and tax services	35,728
Shareholder communications	26,684
Transfer agent fees	15,438
New York Stock Exchange listing fees	9,511
Legal fees	7,372
Trustees’ fees and expenses	5,952
Insurance expense	2,455
Miscellaneous	2,145
Total Expenses	688,950

Net Investment Income	921,129

Realized and Change in Unrealized Gain (Loss):

Net realized gain (loss) on:
Investments	1,419,143
Call options written	(111,447)
Foreign currency transactions	(1,244)
Net change in unrealized appreciation/depreciation of:
Investments	5,303,880
Call options written	50,640
Foreign currency transactions	(2,942)
Net realized and change in unrealized gain on investments, call options written and foreign currency transactions	6,658,030
Net Increase in Net Assets Resulting from Investment Operations	$7,579,159

AGIC Global Equity & Convertible Income Fund
See accompanying Notes to Financial Statements. | 2.29.12 | Semi-Annual Report	23

AGIC Global Equity & Convertible Income Fund
Statement of Changes in Net Assets

	Six Months ended February 29, 2012	Year ended
	(unaudited)	August 31, 2011
Investments Operations:
Net investment income	$921,129	$2,179,853
Net realized gain on investments, call options written and foreign currency transactions	1,306,452	7,898,855
Net change in unrealized appreciation/depreciation of investments, call options written and foreign currency transactions	5,351,578	5,225,396
Net increase in net assets resulting from investment operations	7,579,159	15,304,104

Dividends and Distributions to Shareholders from:
Net investment income	(3,362,058)	(1,897,427)
Net realized gains	(845,176)	(6,507,599)
Total dividends and distributions to shareholders	(4,207,234)	(8,405,026)

Common Share Transactions:
Reinvestment of dividends and distributions	221,691	–
Total increase in net assets	3,593,616	6,899,078

Net Assets:
Beginning of period	108,743,940	101,844,862
End of period (including undistributed (dividends in excess of) net investment income of $(2,149,000) and $291,929, respectively)	$112,337,556	$108,743,940
Shares Issued in Reinvestment of Dividends and Distributions	15,734	–

24	AGIC Global Equity & Convertible Income Fund Semi-Annual Report	| 2.29.12 | See accompanying Notes to Financial Statements.

AGIC Global Equity & Convertible Income Fund
Notes to Financial Statements

February 29, 2012 (unaudited)

1. Organization and Significant Accounting Policies

AGIC Global Equity & Convertible Income Fund (the “Fund”) was organized as a Massachusetts business trust on May 3, 2007. Prior to commencing operations on September 28, 2007, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s investment manager and is an indirect wholly-owned subsidiary Allianz Asset Management of America L.P. (“AAM”), formerly Allianz Global Investors of America L.P. prior to December 31, 2011. AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has authorized an unlimited amount of common shares with $0.00001 par value per share.

The Fund’s investment objective is to seek total return comprised of capital appreciation, current income and gains. Under normal market conditions the Fund pursues its investment objective by investing in a diversified, global portfolio of equity securities and income-producing convertible securities. The Fund also employs a strategy of writing (selling) call options on stocks held, as well as on equity indexes, in an attempt to generate gains from option premiums. There can be no assurance that the Fund will meet its stated objective.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Fund’s financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed on financial statements prepared in accordance with GAAP and IFRSs. The ASU is effective prospectively for interim or annual periods beginning on or after December 15, 2011. Fund management is evaluating the implications of this change.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, “Disclosures About Offsetting Assets and Liabilities,” which requires enhanced disclosures that will enable users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendments are effective for fiscal years beginning on or after January 1, 2013. Fund management is currently evaluating the effect that the guidance may have on Fund’s financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures approved by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report 25

AGIC Global Equity & Convertible Income Fund
Notes to Financial Statements

February 29, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Fund’s financial statements. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in the determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the six months ended February 29, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for the international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with GAAP.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these

26 AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

AGIC Global Equity & Convertible Income Fund
Notes to Financial Statements

February 29, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at February 29, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Value at 2/29/12
Investments in Securities – Assets
Common Stock:
Australia	$539,074	$1,964,094	–		$2,503,168
Austria	–	119,292	–		119,292
Belgium	–	175,851	–		175,851
China	–	186,959	–		186,959
Denmark	–	158,539	–		158,539
Finland	–	206,071	–		206,071
France	–	2,281,823	–		2,281,823
Germany	–	2,231,104	–		2,231,104
Greece	–	12,451	–		12,451
Hong Kong	48,215	2,229,702	–		2,277,917
Ireland	–	550	$276		826
Italy	–	605,968	–		605,968
Japan	–	5,928,189	–		5,928,189
Luxembourg	–	3,171	–		3,171
Netherlands	–	128,145	–		128,145
New Zealand	–	148,249	–		148,249
Norway	–	612,873	–		612,873
Singapore	–	1,255,969	–		1,255,969
Spain	–	1,055,188	–		1,055,188
Sweden	–	1,536,667	–		1,536,667
Switzerland	329,939	1,462,842	–		1,792,781
United Kingdom	–	9,487,603	–		9,487,603
All Other	57,580,060	–	–		57,580,060
Convertible Preferred Stock:
Airlines	–	384,030	–		384,030
Automobiles	418,362	–	–	†	418,362
Capital Markets	–	231,108	825,119		1,056,227

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report 27

AGIC Global Equity & Convertible Income Fund
Notes to Financial Statements

February 29, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 2/29/12
Commercial Banks	$274,750	$244,402	–	$519,152
Commercial Services & Supplies	–	378,185	–	378,185
Diversified Financial Services	981,570	494,314	–	1,475,884
Household Durables	613,921	342,250	–	956,171
Insurance	513,969	351,182	–	865,151
Oil, Gas & Consumable Fuels	503,727	780,063	–	1,283,790
Professional Services	–	597,324	–	597,324
Road & Rail	–	562,089	–	562,089
All Other	2,805,933	–	–	2,805,933
Convertible Bonds & Notes	–	9,532,375	–	9,532,375
Preferred Stock	–	256,292	–	256,292
Warrants	158,261	–	–	158,261
Short-Term Investment	–	704,826	–	704,826
Total Investments in Securities – Assets	$64,767,781	$46,649,740	$825,395	$112,242,916
Investments in Securities – Liabilities
Call Options Written, at value:
Market price	$(52,860)	–	–	$(52,860)
Total Investments	$64,714,921	$46,649,740	$825,395	$112,190,056

† Escrow GM Corp. is fair-valued at $0.

There were no significant transfers between Levels 1 and 2 during the six months ended February 29, 2012.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended February 29, 2012, was as follows:

	Beginning Balance 8/31/11		Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 2/29/12
Investments in Securities – Assets
Common Stock:
Ireland	$298		–	–	–	–	$(22)	–	–	$276
Convertible Preferred Stock:
Automobiles	–	†	–	–	–	–	–	–	–	–	†
Capital Markets	459,324		–	–	–	–	(7,174)	$372,969	–	825,119
Total Investments	$459,622		–	–	–	–	$(7,196)	$372,969	–	$825,395

*  Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

†  Escrow GM Corp. is fair-valued at $0.

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at February 29, 2012 was $(26,596). Net change in unrealized appreciation/depreciation is reflected on the Statement of Operations.

28 AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

AGIC Global Equity & Convertible Income Fund

Notes to Financial Statements

February 29, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities. Conversion premium is not amortized. Payments received on synthetic convertible securities are generally included in dividend income. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(d) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund’s management has determined that its evaluation has resulted in no material impact on the Fund’s financial statements at February 29, 2012. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions

The Fund declares quarterly dividends and distributions from net investment income and gains from option premiums and the sale of portfolio securities. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Foreign Currency Translations

The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Fund’s Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Convertible Securities

It is the Fund’s policy to invest a portion of its assets in convertible securities. Although convertible securities do derive part of their value from the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments in convertible securities include features which render them more sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying stock.

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report 29

AGIC Global Equity & Convertible Income Fund

Notes to Financial Statements

February 29, 2012 (unaudited)

2. Principal Risks

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Fund is also exposed to other risks such as, but not limited to, interest rate, foreign currency and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

The Fund is exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

To the extent the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, inflation, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

The Fund is subject to elements of risk not typically associated with investments in the U.S., due to concentrated investments in foreign issuers located in a specific country or region. Such concentrations will subject the Fund to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Fund is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Fund’s Sub-Adviser, Allianz Global Investors Capital LLC (“AGIC” or the “Sub-Adviser”), also an affiliate of the Investment Manager, seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

30  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

AGIC Global Equity & Convertible Income Fund

Notes to Financial Statements

February 29, 2012 (unaudited)

2. Principal Risks (continued)

The Fund held synthetic convertible securities with Lehman Brothers entities as counterparty at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. These securities are being valued at the sales prices obtained by other mutual funds affiliated with the Investment Manager.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges,” and those that do not qualify for such accounting. Although the Fund sometimes uses derivatives for hedging purposes, the Fund reflects derivatives at fair value and recognizes changes in fair value through the Fund’s Statement of Operations, and such derivatives do not qualify for hedge accounting treatment.

Option Transactions

The Fund writes (sells) call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of its investment strategies. When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the market value of the option written. These liabilities are reflected as call options written in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from its current market value.

The following is a summary of the fair valuations of the Fund’s derivatives categorized by risk exposure.

The effect of derivatives on the Statement of Assets and Liabilities for the six months ended February 29, 2012:

Location	Market Price
Liability derivatives:
Call options written, at value	$(52,860)

The effect of derivatives on the Statement of Operations for the six months ended February 29, 2012:

Location	Market Price
Net realized gain (loss) on:
Call options written	$(111,447)
Net change in unrealized appreciation/depreciation of:
Call options written	$50,640

The average volume (measured at each fiscal quarter end) of derivative activity during the six months ended February 29, 2012 was 730 contracts.

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report 31

AGIC Global Equity & Convertible Income Fund

Notes to Financial Statements

February 29, 2012 (unaudited)

4. Investment Manager/Sub-Adviser

The Fund has an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

The Investment Manager has retained the Sub-Adviser to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Fund’s investment decisions. The Investment Manager, and not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

5. Investment in Securities

For the six months ended February 29, 2012, purchases and sales of investments, other than short-term securities were $26,582,230 and $28,976,785, respectively.

(a) Transactions in options written for the six months ended February 29, 2012:

	Contracts	Premiums
Options outstanding, August 31, 2011	545	$33,125
Options written	4,563	398,039
Options terminated in closing transactions	(1,625)	(187,625)
Options expired	(2,418)	(175,499)
Options outstanding, February 29, 2012	1,065	$68,040

6. Income Tax Information

At February 29, 2012, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $161,457,371. Gross unrealized appreciation was $5,568,662; gross unrealized depreciation was $54,783,117 and net unrealized depreciation was $49,214,455. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

7. Subsequent Events

On March 9, 2012, a quarterly dividend of $0.30 per share was declared to shareholders, payable March 29, 2012 to shareholders of record on March 19, 2012.

There were no other subsequent events that required recognition or disclosure. In preparing these financial statements, Fund’s management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

32  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

AGIC Global Equity & Convertible Income Fund Financial Highlights

For a share outstanding throughout each period:

	Six Months ended February 29, 2012		Year ended August 31,			For the Period September 28, 2007* through August 31,
	(unaudited)		2011	2010	2009	2008
Net asset value, beginning of period	$15.53		$14.54	$14.71	$18.84	$23.88	**
Investment Operations:
Net investment income	0.13		0.31	0.27	0.44	0.65
Net realized and change in unrealized gain (loss) on investments, call options written and foreign currency transactions	0.94		1.88	0.76	(2.93)	(3.72)
Total from investment operations	1.07		2.19	1.03	(2.49)	(3.07)
Dividends and Distributions to Shareholders from:
Net investment income	(0.48)		(0.27)	(0.33)	(0.55)	(0.60)
Net realized gains	(0.12)		(0.93)	(0.69)	(0.55)	(1.32)
Return of capital	–		–	(0.18)	(0.54)	–
Total dividends and distributions to shareholders	(0.60)		(1.20)	(1.20)	(1.64)	(1.92)
Common Share Transactions:
Offering costs charged to paid-in capital in excess of par	–		–	–	–	(0.05)
Net asset value, end of period	$16.00		$15.53	$14.54	$14.71	$18.84
Market price, end of period	$14.57		$14.75	$14.10	$12.99	$18.10
Total Investment Return (1)	3.15%		12.59%	17.66%	(17.63)%	(20.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$112,338		$108,744	$101,845	$103,052	$131,941
Ratio of expenses to average net assets	1.32	%(2)	1.29%	1.30%	1.39%	1.23	%(2)
Ratio of net investment income to average net assets	1.77	%(2)	1.86%	1.74%	3.45%	3.31	%(2)
Portfolio turnover rate	25%		120%	75%	26%	105%

*	Commencement of operations.
**	Initial public offering of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a share at the market price on the first day and a sale of a share at the market price on the last day of each period reported. Income dividends, capital gain and return of capital distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(2)	Annualized.

AGIC Global Equity & Convertible Income Fund
See accompanying Notes to Financial Statements. | 2.29.12 | Semi-Annual Report	33

AGIC Global Equity & Convertible Income Fund
Annual Shareholder Meeting Results/Changes to Board of Trustees/
Proxy Voting Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:

The Fund held its annual meeting of shareholders on December 19, 2011. Shareholders voted as indicated below:

		Withheld
	Affirmative	Authority
Election of Bradford K. Gallagher – Class III to serve until 2013	6,501,551	92,130

Re-election of Hans W. Kertess – Class I to serve until 2014	6,500,578	93,103

Re-election of William B. Ogden, IV – Class I to serve until 2014	6,498,014	95,667

Re-election of Alan Rappaport – Class I to serve until 2014	6,450,918	142,763

Election of Deborah A. DeCotis – Class II to serve until 2012	6,519,227	74,454

The other members of the Board of Trustees at the time of the meeting, namely Messrs. Paul Belica, James A. Jacobson and John C. Maney†, continue to serve as Trustees of the Fund.

† Interested Trustee

Changes to Board of Trustees:

Paul Belica retired from the Fund’s Board of Trustees on December 31, 2011.

Proxy Voting Policies & Procedures:

A description of the polices and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30 is available (i) without charge, upon request, by calling the Fund’s shareholder servicing agent at (800) 254-5197; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.29.12

AGIC Global Equity & Convertible Income Fund
A Note Regarding Matters Relating to the Trustees’ Consideration of the Investment
Management & Portfolio Management Agreements (unaudited)

Reference is made to the section of the Fund’s August 31, 2011 Semi-Annual Report (the “August Semi-Annual Report”) entitled “Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements,” which discussed the material factors and conclusions that formed the basis for the Board’s approval, at its June 14-15, 2011 in-person meeting (the “June 2011 contract review meeting”), of the continuance of the Fund’s Management Agreement with the Investment Manager (the “Advisory Agreement”) and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (the “Sub-Advisory Agreement”) for a one-year period commencing July 1, 2011.

Subsequent to the date of the June 2011 contract review meeting, it was discovered that there were certain inaccuracies in the information provided to the Board by Morningstar Associates LLC (“Morningstar”) with respect to the performance and/or expense figures shown for the Fund and its related rankings among peer group funds. In consultation with the Investment Manager, Morningstar produced a revised version of the information correcting the identified inaccuracies, which was provided to the Trustees for their consideration at a meeting held on December 13-14, 2011.

In considering the revised information, the Trustees noted, among other differences, that the following information from the revised Morningstar materials differed from information summarized in the August Semi-Annual Report as having been considered by the Trustees at the June 2011 contract review meeting:

The Fund actually ranked seventh out of nine funds rather than sixth out of eight funds in actual management fees.

With respect to Fund performance (based on net asset value), the Fund actually ranked first rather than second out of nine funds for the three-year period ended February 28, 2011.

After considering the revised Morningstar information and taking into account the other information and factors considered as part of the June 2011 contract review meeting, the Trustees, including the non-interested Trustees, determined at their December 2011 meeting that the revised Morningstar information, if it had been considered at the time of the June 2011 contract review meeting, would not have changed their determination to approve the continuance of the Fund’s Advisory Agreement and Sub-Advisory Agreement for a one-year period commencing July 1, 2011, as specified in the August Semi-Annual Report.

2.29.12 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report 35

Trustees	Fund Officers
Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Deborah A. DeCotis	Lawrence G. Altadonna
Bradford K. Gallagher	Treasurer, Principal Financial & Accounting Officer
James A. Jacobson	Thomas J. Fuccillo
John C. Maney	Vice President, Secretary & Chief Legal Officer
William B. Ogden, IV	Scott Whisten
Alan Rappaport	Assistant Treasurer
Richard J. Cochran
Assistant Treasurer
Orhan Dzemaili
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019

Sub-Adviser

Allianz Global Investors Capital LLC
600 West Broadway, 30th Floor
San Diego, CA 92101

Custodian & Accounting Agent

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar

BNY Mellon
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of AGIC Global Equity & Convertible Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase its common shares in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AGI-2012-02-28-3035

AZ6055A_022912

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6. INVESTMENTS

(a)     The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)     Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGIC Global Equity & Convertible Income Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 2, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 2, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 2, 2012